Inventories (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Satellite equipment for sale under construction	$ 197,645	$ 197,645	$ 99,971
Parts	15,953	11,029	11,029
Supplies	722	6,437
Inventory gross	214,320	215,111	111,000
Allowance for inventory loss	(5,646)	(5,382)
Net	$ 208,674	$ 209,729	$ 111,000